Principal Accounting Policies - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Cash payments for operating leases	¥ 33,677	$ 5,161	¥ 37,680
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 3,198	$ 490	¥ 19,981